Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss Before Provision for Income Taxes

Loss before the provision for income taxes for the years ended December 31, 2017, 2016 and 2015 consisted of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
United States	$(24,618)	$(12,969)	$(2,261)
Foreign (Austria)	(9,259)	(10,006)	(10,957)

	$(33,877)	$(22,975)	$(13,218)

Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
U.S. federal statutory income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of federal benefit	(3.5)	(2.8)	(0.9)
Foreign rate differential	1.6	3.2	7.1
Research and development tax credits	(0.4)	(1.0)	(0.3)
Nondeductible expenses	1.2	0.7	0.2
Uncertain tax position reserves	0.2	0.5	0.1
Stock-based compensation	0.5	0.3	0.1
Change in rates due to tax reform	16.5	—	—
Change in deferred tax asset valuation allowance	18.9	34.1	28.7

Effective income tax rate	—%	—%	—%

Net Deferred Tax Assets

Net deferred tax assets as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016	2015
Net operating loss carryforwards	$20,216	$13,134	$9,243
Research and development tax credit carryforwards	317	264	42
Start-up costs	4,350	3,917	879
Accrued expenses and other	850	689	203

Total deferred tax assets	25,733	18,004	10,367

Valuation allowance	(25,733)	(18,004)	(10,367)

Net deferred tax assets	$—	$—	$—

Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2017 and 2016 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Valuation allowance at beginning of year	$(18,004)	$(10,367)	$(6,577)
Increases recorded to income tax provision	(7,729)	(7,637)	(3,790)

Valuation allowance at end of year	$(25,733)	$(18,004)	$(10,367)

Changes in Unrecognized Tax Benefits

Changes in unrecognized tax benefits consisted of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Unrecognized tax benefits at beginning of year	$126	$21	$2
Increases for tax positions taken in current year	66	105	19

Unrecognized tax benefits at end of year	$192	$126	$21